Putnam Investments, LLC

One Post Office Square

Boston, MA 02109

July 7, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:

Putnam Floating Rate Income Fund and Putnam Income Opportunities Fund, each a series of Putnam Funds Trust (Reg. Nos. 333-515) (811-07513)

Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of these Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 65 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment.

Comments or questions concerning this certificate may be directed to Karen R. Kay at

1-800-225-2465, ext. 11105.

Very truly yours,

Putnam Funds Trust, on behalf of

Putnam Floating Rate Income Fund

Putnam Income Opportunities Fund

By:

/s/ Charles E. Porter__________

Charles E. Porter

Executive Vice President, Associate Treasurer and Principal Executive Officer

cc:  Ropes & Gray LLP